Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0625 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	31.675
Maximum Aggregate Offering Price	$ 15,837,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,187.16
Offering Note
(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock which may become issuable under the Washington Trust Bancorp, Inc. 2022 Long Term Incentive Plan (the “Plan”) by reason of any stock splits, stock dividends, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of Washington Trust Bancorp, Inc.’s outstanding shares of common stock.
(2)Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low sale prices of Washington Trust Bancorp, Inc.’s common stock as reported on the NASDAQ Global Select Market on May 4, 2026.